Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		17 Months Ended	77 Months Ended	86 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended		9 Months Ended	86 Months Ended	1 Months Ended			1 Months Ended						1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 09, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2008 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Feb. 09, 2011 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Apr. 25, 2011 2005 Stock Option Plan	Dec. 31, 2011 2005 Stock Option Plan	Aug. 11, 2010 Before Amendment	Aug. 11, 2010 After Amendment	Jun. 27, 2012 Financial Advisory	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Placement Warrants	Apr. 25, 2012 Chief Executive Officer	Apr. 25, 2011 Chief Executive Officer	Sep. 30, 2012 Chief Executive Officer	Sep. 30, 2012 Chief Executive Officer	Feb. 09, 2011 PREFERRED STOCK	Feb. 09, 2011 COMMON STOCK	Sep. 03, 2010 COMMON STOCK Securities Purchase and Registration Rights Agreement Placement Warrants	Sep. 03, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement	Dec. 31, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement	Dec. 31, 2011 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class A Warrants	Sep. 03, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class A Warrants	Dec. 31, 2011 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class B Warrants	Sep. 03, 2010 Series A Preferred Stock Securities Purchase and Registration Rights Agreement Class B Warrants	Nov. 15, 2010 Maximum	Sep. 30, 2011 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum
Stockholders Equity Note [Line Items]
Combination (reverse split) ratio of common stock authorized by board																																				0.125
Stock issued in conversion of convertible securities																											15,274,000	15,274,000
Accrued dividends on the Series A Convertible Preferred Stock satisfied by issuing an additional shares of common stock	$ 319,074													$ 319,074
Additional shares of common stock issued	319,074
Restricted common stock issued																250,000								250,000
Number of monthly installments over which shares vest																								12
Total fair value of restricted common stock issued																								172,750
Fair value per share of restricted common stock issued																								$ 0.69
Compensation expense related to restricted shares																									57,584	172,752
Number of restricted shares vested																							250,000
Issuance of common stock, shares																				30,000
Issuance of common stock, value																				28,500
Issuance of common stock, per share								$ 0.0001												$ 0.95
Common stock, shares issued		36,334,942		36,334,942		36,304,942	20,412,024		36,304,942	36,334,942
Common stock, shares outstanding		36,334,942		36,334,942		36,304,942	20,412,024		36,304,942	36,334,942
Preferred stock, shares authorized		35,000,000		35,000,000		35,000,000	35,000,000		35,000,000	35,000,000								10,000,000	35,000,000
Common stock reserved for issuance of options outstanding						15,817,737
Common stock reserved for issuance of warrants						15,817,737
Par value per share of stock issued																														$ 0.0001
Preferred shares sold under private placement																														15,274,000
Price per share of stock issued																														$ 1
Warrants issued to purchase Company's shares		9,189,182		9,189,182		196,189			196,189	9,189,182																			1,056,930			1,221,920	1,221,920	6,415,080	6,415,080
Exercise price of warrants						2.42			2.42																							1.00	1.00	1.15	1.15
Term of warrants																																2 years 6 months	2 years 6 months	5 years	5 years
Proceeds from sale of shares and warrants																					15,300,000
Annual per share cumulative dividend, percentage																															5.00%
Common stock conversion price, per share																															$ 1.00
Issuance costs related to financing																					1,800,000
Non cash issuance costs related to financing																					500,000
Purchase price per share, percentage																						110.00%
Warrant liability		1,599,493		1,599,493		3,705,472	3,420,780		3,705,472	1,599,493		3,800,000	3,400,000
Stock option vesting period																12 months
Grant of restricted shares						115,168										172,750
Restricted Shares Issued Price																$ 0.69
Stock-based compensation costs		181,557	198,188	543,154	433,830	822,452	249,286		2,948,404	3,491,558							115,168
Conversion of Stock, Shares Issued	15,274,000
Conversion of Stock, Shares Converted														15,274,000
Issuance of stock dividend in connection with conversion of preferred stock	319,074													319,074
Issuance of stock dividend in connection with conversion of preferred stock (in shares)	319,074
Shares of common stock reserved for issuance under 2005 Plan						4,009,345			4,009,345
Dividends, Preferred Stock															$ 237,423
Preferred Stock, Liquidation Preference Per Share						$ 1			$ 1
Stock issued in conversion of convertible securities (in shares)																											15,274,000	15,274,000
Expected Term			10 years								5 years	4 years																									10 years	10 years	10 years
Expected Volatility			87.00%			87.00%					94.30%	120.00%
Risk-free interest rates			1.50%								3.41%	0.83%